SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income allocated to common shareholders, basic and diluted (in dollars)	$ 2,916	$ 1,715
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120
Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120